CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash	$ 5,150	$ 4,065	$ 3,898
Restricted cash	1,708	1,708	1,803
Accounts receivable	57,970	58,351	46,100
Accounts receivable, related parties	461	475	774
Inventories	21,232	19,731	16,718
Deferred income taxes		42	726
Income taxes receivable	174	41
Deferred offering costs		5,156
Other current assets		5,943
Other current assets	4,576	5,985	5,749
Total current assets	91,271	95,512	75,768
Property and equipment, net	32,702	29,475	17,931
Non-current assets
Goodwill	50,545	49,328	49,146
Intangibles, net	13,551	13,400	15,023
Other non-current assets	3,900	3,355	2,884
Total non-current assets	67,996	66,083	67,053
Total assets	191,969	191,070	160,752
Current liabilities
Current maturities of long-term debt	268	255	186
Current maturities of capital lease obligations	8,277	7,663	3,822
Accounts payable	43,488	40,114	34,330
Accounts payable, related parties	1,076	539	2,133
Income taxes payable			2,562
Accrued compensation	7,806	8,942	7,562
Other current liabilities	6,474	6,930	2,202
Total current liabilities	67,389	64,443	52,797
Long-term debt	19,107	27,771	17,705
Capital lease obligations, less current maturities	16,109	14,370	8,362
Put option - Series A Preferred Stock		490	782
Deferred income taxes	9,967	9,571	12,101
Other long-term liabilities	10,352	9,006	9,626
Total liabilities	122,924	125,651	101,373
Commitments and contingencies
Stockholders' deficit
Preferred Stock Value
Common Stock Value	306	162	162
Additional paid in capital	139,957		3,959
Accumulated deficit	(71,218)	(71,591)	(11,603)
Total stockholders' deficit	69,045	(71,429)	(7,482)
Total liabilities, redeemable instruments and stockholders' deficit	191,969	191,070	160,752
Series A Preferred Stock [Member]
Temporary Equity
Stock Value		55,838	49,615
Redeemable Common Stock [Member]
Temporary Equity
Stock Value		$ 81,010	$ 17,246